Fair Value Measurements (Details) - Schedule of derivative component of the obligation is initially valued and classified as a derivative liability - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 20, 2020
Schedule of derivative component of the obligation is initially valued and classified as a derivative liability [Abstract]
Underlying warrant value	$ 0.0103	$ 0.0281
Exercise price	0.75	0.75
Holding period	$ 0.28	$ 0.31
Risk-free rate	1.28%	1.19%
Volatility	8.30%	9.30%
Dividend yield	0.00%	0.00%